Series B Mandatorily Redeemable Preferred Stock (Detail) - USD ($)		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	May 31, 2017	Mar. 31, 2017	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Aug. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Interest expense								$ 3,191,152	$ 3,323,740	$ 9,818,767	$ 10,187,983	$ 13,531,337	$ 10,774,660
Total unamortized deferred stock costs												1,942,000	$ 2,052,000
Preferred stock extend redemption date	Aug. 01, 2019
Preferred stock redemption extension fee paid	$ 153,500
Scheduled payments due in 2017												$ 32,700,000
Preferred stock, redemption date												Aug. 01, 2017
Redeemable Convertible Preferred Stock Series B [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred stock shares issued (in shares)								30,700		30,700		32,700	35,000
Preferred stock, par or stated value (in dollars per share)								$ 0.01		$ 0.01		$ 0.01	$ 0.01
Liquidation preference per share (in dollars per share)								$ 1,000		$ 1,000		$ 1,000	$ 1,000
Financial Instruments Subject to Mandatory Redemption, Return On Funds Invested								14.00%		14.00%		14.00%
Deferred financing costs								$ 3,100,000		$ 3,100,000		$ 3,100,000
Interest expense										507,000	$ 508,000	1,014,000	$ 952,000
Total unamortized deferred stock costs								$ 134,000		134,000		$ 592,000	$ 1,600,000
Number of shares redeemed		1,000	1,000	1,000	1,000	300						2,300
Number of shares redeemed, value										$ 2,000,000		$ 2,300,000
Preferred stock shares outstanding (in shares)								30,700		30,700		32,700	35,000
Proceeds from private placement offering							$ 40,000,000
Financial Instruments Subject to Mandatory Redemption, Monthly Payout, Percent												10.00%
Financial Instruments Subject to Mandatory Redemption, Monthly Percent Accrued												4.00%